Real Estate - Narrative - Operating Leases (Detail)			9 Months Ended	12 Months Ended
	Sep. 26, 2019 USD ($)	Mar. 31, 2015 USD ($) Apartment	Sep. 30, 2019 USD ($) Residential	Dec. 31, 2018 USD ($) Apartment Tenants	Dec. 31, 2017 USD ($) Tenants
Real Estate Properties [Line Items]
Average percentage of real estate portfolio occupied			94.40%	93.90%	93.10%
Purchase price			$ 1,471,571,997	$ 1,499,381,750
Residential Real Estate [Member]
Real Estate Properties [Line Items]
Number of apartment homes			11,455	11,601
Average percentage of real estate portfolio occupied			96.40%	95.50%
Tenant [Member] | Customer Concentration Risk [Member]
Real Estate Properties [Line Items]
Number of major customers | Tenants				0	0
Randall Highlands Apartments [Member] | Residential Real Estate [Member]
Real Estate Properties [Line Items]
Proceeds from sale	$ 31,000,000
Gain on sale	$ 3,329,078
Randall Highlands Apartments [Member] | North AuroraIlinois [Member] | Residential Real Estate [Member]
Real Estate Properties [Line Items]
Number of apartment homes | Apartment		146
Purchase price		$ 32,115,000
Accounts Payable and Accrued Liabilities [Member]
Real Estate Properties [Line Items]
Security deposit liability			$ 4,329,563	$ 4,130,860	$ 3,613,649
Maximum [Member]
Real Estate Properties [Line Items]
Operating lease term			12 months
Maximum [Member] | Residential Real Estate [Member]
Real Estate Properties [Line Items]
Operating lease term				12 months